DBX ETF Trust | 1
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 100.0%
Consumer Discretionary
— 10.8%
Lucid Group, Inc., Class A * (a)
2,345 11,373
Quantumscape Corp., Class A *
2,051 11,465
Rivian Automotive, Inc., Class
A *
818 13,137
Solid Power, Inc. *
5,730 13,351
Tesla, Inc. *
35 12,878
(Cost $149,460)
62,204
Energy — 6.7%
Gevo , Inc. *
9,210 15,289
Green Plains, Inc. *
818 11,820
Rex American Resources Corp. *
287 11,790
(Cost $44,364)
38,899
Industrials — 57.7%
Amprius Technologies, Inc. *
1,176 11,619
Array Technologies, Inc. * (a)
2,150 9,503
AZZ, Inc.
95 13,030
Bloom Energy Corp., Class A *
53 10,934
Carrier Global Corp.
204 11,877
Casella Waste Systems, Inc.,
Class A *
138 12,731
Clean Harbors, Inc. *
45 14,186
Energy Vault Holdings, Inc. *
3,831 13,025
EnerSys
68 12,503
Enviri Corp. *
598 13,323
Eos Energy Enterprises, Inc.
* (a)
3,030 9,757
Fluence Energy, Inc., Class A *
887 9,588
Fuelcell Energy, Inc. *
605 10,424
Graco, Inc.
186 14,402
IDEX Corp.
62 14,176
Ingersoll Rand, Inc.
178 13,715
Lennox International, Inc.
25 9,566
Modine Manufacturing Co. *
57 10,171
Nextpower , Inc., Class A *
124 10,172
Onterris , Inc. *
638 10,667
Parker-Hannifin Corp.
14 13,712
Plug Power, Inc. * (a)
5,540 11,966
Republic Services, Inc.
62 13,697
Shoals Technologies Group, Inc.,
Class A *
1,394 9,647
Sunrun, Inc. *
1,135 9,727
Veralto Corp.
148 14,588
Waste Management, Inc.
58 12,697
Number
of Shares Value $
Xylem, Inc.
115 12,663
(Cost $420,867)
334,066
Information Technology
— 4.9%
First Solar, Inc. *
61 12,316
Itron , Inc. *
162 15,715
(Cost $31,037)
28,031
Materials — 9.6%
Ecolab, Inc.
49 13,877
Reliance, Inc.
36 13,826
Ryerson Holding Corp.
522 13,081
Worthington Steel, Inc.
424 14,607
(Cost $53,814)
55,391
Utilities — 10.3%
Brookfield Renewable Corp.
380 12,217
Clearway Energy, Inc., Class C
410 13,017
Fervo Energy Co., Class A *
578 8,890
Ormat Technologies, Inc. (a)
123 12,546
Xplr Infrastructure LP *
1,092 13,104
(Cost $79,524)
59,774
TOTAL COMMON STOCKS
(Cost $779,066)
578,365
EXCHANGE-TRADED FUNDS
— 0.0%
Global X US Infrastructure
Development Etf
(Cost $43)
1 55
SECURITIES LENDING
COLLATERAL — 3.7%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(b)(c)
(Cost $21,525)
21,525 21,525
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.65% (b)
(Cost $53)
53 53
TOTAL INVESTMENTS
— 103.7%
(Cost $800,687)
599,998
Other assets and liabilities,
net — (3.7%)
(21,242)
NET ASSETS — 100.0%
578,756
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
UPGR-PH1
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (b)(c)
506,925 — (485,400) (d) — — 1,674 — 21,525 21,525
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.65% (b)
1,475 16,500 (17,922) — — 13 — 53 53
508,400 16,500 (503,322) — — 1,687 — 21,578 21,578
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $51,207, which is 8.8% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $32,628.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 578,365 $ — $ — $ 578,365
Exchange-Traded Funds
55 — — 55
Short-Term Investments (a)
21,578 — — 21,578
TOTAL
$ 599,998 $ — $ — $ 599,998
(a)
See Schedule of Investments for additional detailed categorizations.